Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jul. 31, 2006 Luxoft Consulting Inc.	Mar. 31, 2013 Luxoft Consulting Inc.	Mar. 31, 2014 IBS Group subsidiaries excluding Luxoft Consulting Inc. Payment guarantee	Mar. 31, 2013 IBS Group subsidiaries excluding Luxoft Consulting Inc. Payment guarantee
Due from related parties, current:
Receivable from related parties	$ 1,144	$ 6,494
Loan due from related party	50
Loans due from employees	86	317
Total due from related parties, current	1,280	6,811
Due from related parties, non-current:
Loans due from Luxoft Consulting Inc., non-current					430
Total due from related parties, non-current		430
Amount of loan				480
Interest on loan receivable (as a percent)				0.00%
Due to related parties, current:
Payable to related parties	144	136
Total due to related parties, current	144	136
Short-term debt						8,582	0
Turnovers of related parties
Sales of services	4,522	12,273	4,924
Purchase of goods	1,548	658	1,320
Purchase of services	$ 527	$ 486	$ 542